Meeder Funds
6125 Memorial Drive
Dublin, Ohio 43017
(614) 766-7000

January 6, 2014

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Meeder Funds (Commission File Nos. 2-85378 and 811-3462)

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus.  The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of the Trust’s prospectus dated April 30, 2013 as filed on April 30, 2013 pursuant to Rule 497(c).

Sincerely,

/s/ Maggie Bull

Maggie Bull Legal Counsel